Borrowings - Additional Information (Details) - USD ($) $ in Millions		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2024	Dec. 31, 2023
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal home loan bank, advances, general debt obligations, amount of available, unused funds		$ 90.5
Federal reserve bank advances, eligible borrowing capacity		669.0
Securities [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal home loan bank, advances, general debt obligations, disclosures, collateral pledged			$ 278.5
Federal reserve bank , general debt obligations, disclosures, collateral pledged		510.0	526.4
Loans [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal reserve bank , general debt obligations, disclosures, collateral pledged		460.3	433.2
Line of Credit [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Line of credit facility, maximum borrowing capacity	$ 20.0
Long-term line of credit		$ 0.0
Line of Credit [Member] | Prime Rate [Member] | Minimum [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Debt instrument, basis spread on variable rate	3.25%	8.50%
Agricultural and Residential Real Estate [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal home loan bank, advances, general debt obligations, disclosures, collateral pledged		$ 196.0	$ 191.1